Shareholder Report, Average Annual Return (Details)		12 Months Ended		60 Months Ended		82 Months Ended	84 Months Ended	118 Months Ended	120 Months Ended	240 Months Ended
		Sep. 30, 2024		Sep. 30, 2024		Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
PGIM Jennison Growth Fund - Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4
Average Annual Return, Percent		42.42%		18.77%		15.97%
PGIM Balanced Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		25.70%		8.31%					7.48%
PGIM Jennison Growth Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		40.28%		17.79%					14.66%
PGIM Jennison Focused Value Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		35.31%		11.93%					8.22%
PGIM Jennison Growth Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		41.93%		18.34%					15.21%
PGIM Jennison Focused Value Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		36.34%		12.74%					8.94%
PGIM Jennison Growth Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		42.84%		19.10%			17.26%
PGIM Balanced Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		21.28%		7.35%						6.85%
PGIM Balanced Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		25.79%		8.43%		7.44%
PGIM Jennison Focused Value Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		28.31%		11.09%					7.98%
PGIM Balanced Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		23.39%		7.20%					6.41%
PGIM Jennison Focused Value Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		36.28%		12.74%				8.80%
PGIM Jennison Growth Fund - Class R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R2
Average Annual Return, Percent		42.05%		18.48%		15.68%
PGIM Jennison Growth Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		42.66%		18.97%					15.81%
PGIM Balanced Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		24.76%		7.52%					6.79%
PGIM Jennison Growth Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		34.43%		17.27%					14.80%
PGIM Jennison Focused Value Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		33.14%		11.21%					7.65%
Without Sales Load [Member] | PGIM Jennison Growth Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		41.28%		17.79%					14.66%
Without Sales Load [Member] | PGIM Balanced Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		25.36%		8.06%						7.21%
Without Sales Load [Member] | PGIM Jennison Focused Value Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		35.78%		12.35%					8.59%
Without Sales Load [Member] | PGIM Balanced Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		24.39%		7.20%					6.41%
Without Sales Load [Member] | PGIM Jennison Growth Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		42.25%		18.61%					15.46%
Without Sales Load [Member] | PGIM Jennison Focused Value Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		34.14%		11.21%					7.65%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		36.35%	[1],[2]	15.98%	[1],[2]	13.98%	14.50%	13.04% [1]	13.38% [2]	13.38%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		11.57%		0.33%		1.52%			1.84%	1.84%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		42.19%		19.74%		17.51%	18.20%		16.52%
Custom Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Custom Blended Index
Average Annual Return, Percent	[3]	24.40%		8.59%		7.87%			7.78%	7.78%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		27.76%		10.69%				8.92%	9.23%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		42.19%		19.74%					16.52%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	The Fund has added this broad-based index in response to the new regulatory requirements.
[3]	Prior to February 3, 2020, the Custom Blended Index consisted of the S&P 500 Index (50%), the Bloomberg US Aggregate Bond Index (40%), the Russell 2000 Index (5%), and the MSCI Europe, Australasia and Far East (EAFE) Net Dividend (ND) Index (5%). Effective as of February 3, 2020, the Custom Blended Index consists of the S&P 500 Index (44%), the Bloomberg US Aggregate Bond Index (40%), the Russell 2000 Index (4%), and the MSCI All Country World Ex-US Index (12%).